Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2020	2019
Non-current
Advances to suppliers	1,704	723
Income tax credits	5,283	5,240
Non-income tax credits (i)	18,195	16,895
Judicial deposits	2,188	2,596
Receivable from disposal of subsidiary (Note 22)	23,093	17,047
Other receivables	1,803	2,492
Non-current portion	52,266	44,993
Current
Trade receivables	58,530	55,271
Less: Allowance for trade receivables	(3,965)	(3,773)
Trade receivables – net	54,565	51,498
Prepaid expenses	10,427	12,521
Advances to suppliers	17,751	14,417
Income tax credits	1,709	1,059
Non-income tax credits (i)	33,628	33,363
Receivable from disposal of subsidiary (Note 22)	15,506	5,716
Cash collateral	36	23
Other receivables	12,040	8,741
Subtotal	91,097	75,840
Current portion	145,662	127,338
Total trade and other receivables, net	197,928	172,331

(i) Includes US$ 363 (2019: US$ 226) reclassified from property, plant and equipment.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2020	2019
Currency
U.S. Dollar	56,531	37,131
Argentine Peso	55,433	45,520
Uruguayan Peso	811	999
Brazilian Reais	85,153	88,681
	197,928	172,331

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2020	2019	2018
At January 1	3,773	2,503	1,002
Charge of the year	2,192	3,656	2,468
Acquisition of subsidiary	—	46	—
Unused amounts reversed	(769)	(1,314)	(237)
Used during the year	(446)	(48)	(281)
Exchange differences	(785)	(1,070)	(449)
At December 31	3,965	3,773	2,503